PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment, Cost	$ 43,901	$ 42,442
Accumulated depreciation	40,034	38,352
Depreciated cost	3,867	4,090
Computers and Peripheral Equipment [Member]
Property, plant and equipment, Cost	28,799	27,495
Accumulated depreciation	27,104	25,833
Office Furniture And Equipment [Member]
Property, plant and equipment, Cost	11,707	11,593
Accumulated depreciation	10,501	10,264
Leasehold Improvements [Member]
Property, plant and equipment, Cost	3,395	3,354
Accumulated depreciation	$ 2,429	$ 2,255